Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31, 2022	As of December 31, 2023
	US$	US$
Heat recovery cabinet	—	—
Accessories	152	44
	152	44